UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10525

        Nuveen North Carolina Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:          2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) February 28, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 28.5% (19.2% of Total Investments)
	Appalachian State University, North Carolina, Housing and Student Center System Revenue
	Refunding Bonds, Series 2001:
$ 600	5.125%, 7/15/24 – MBIA Insured	1/11 at 101.00	Aaa	$638,148
200	5.125%, 7/15/27 – MBIA Insured	1/11 at 101.00	Aaa	209,850
	Appalachian State University, North Carolina, Housing and Student Center System Revenue
	Refunding Bonds, Series 2002:
1,040	5.000%, 7/15/14 – MBIA Insured	7/12 at 100.00	Aaa	1,116,721
1,000	5.000%, 7/15/15 – MBIA Insured	7/12 at 100.00	Aaa	1,061,740
500	East Carolina University, General Revenue and Refunding Revenue Bonds of the Board of	5/13 at 100.00	Aaa	533,625
	Governors of The University of North Carolina, Series 2003A, 5.000%, 5/01/19 – AMBAC Insured
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
3,750	5.125%, 10/01/26	10/11 at 100.00	AA+	3,930,261
2,000	5.125%, 10/01/41	10/11 at 100.00	AA+	2,076,820
	University of North Carolina System, Pooled Revenue Bonds, Series 2004C:
250	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	Aaa	266,860
500	5.000%, 4/01/24 – AMBAC Insured	4/14 at 100.00	Aaa	530,175
1,000	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 –	4/15 at 100.00	AAA	1,071,230
	AMBAC Insured
1,100	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	1,198,472
	4/01/19 – AMBAC Insured
1,840	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%,	No Opt. Call	AA+	1,977,540
	12/01/11
1,000	University of North Carolina, Charlotte, Certificates of Participation, Student Housing	3/15 at 100.00	AAA	1,051,440
	Project, Series 2005, 5.000%, 3/01/31 – AMBAC Insured
400	University of North Carolina, Greensboro, General Revenue Refunding Bonds, Series 2002B,	4/11 at 101.00	AAA	432,688
	5.375%, 4/01/17 – FSA Insured

15,180	Total Education and Civic Organizations			16,095,570

	Health Care – 22.2% (15.0% of Total Investments)
2,130	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA	2,186,594
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA	205,430
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45
1,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA	1,049,300
	Health System, Series 2001, 5.250%, 10/01/31
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	AA–	2,098,580
	Obligated Group, Series 2003A, 5.000%, 11/01/20
1,005	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A	1,066,315
	Medical Center, Series 2002A, 5.250%, 1/01/13
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical
	Center, Series 2002:
1,000	5.500%, 6/01/15	6/12 at 101.00	A	1,082,150
2,000	5.250%, 6/01/22	6/12 at 101.00	A	2,098,800
1,000	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AAA	1,044,240
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
595	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	644,647
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	AAA	540,615
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	522,880
	5.000%, 11/01/24

11,930	Total Health Care			12,539,551

	Housing/Single Family – 3.9% (2.6% of Total Investments)
400	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	408,632
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 13A:
875	4.700%, 7/01/12 (Alternative Minimum Tax)	7/11 at 100.00	AA	896,035
880	4.850%, 7/01/13 (Alternative Minimum Tax)	7/11 at 100.00	AA	904,649

2,155	Total Housing/Single Family			2,209,316

	Industrials – 1.3% (1.0% of Total Investments)
800	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste	8/14 at 100.00	BBB	796,064
	Management Inc., Series 2001, 3.750%, 8/01/14 (Mandatory put 8/01/07) (Alternative Minimum Tax)

	Long-Term Care – 0.4% (0.3% of Total Investments)
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services,	9/15 at 100.00	N/R	257,258
	Series 2005A, 5.250%, 9/01/21

	Materials – 3.7% (2.5% of Total Investments)
865	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	910,663
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)
1,100	Northampton County Industrial Facilities and Pollution Control Financing Authority, North	2/11 at 101.00	BBB	1,158,432
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A,
	6.200%, 2/01/25 (Alternative Minimum Tax)

1,965	Total Materials			2,069,095

	Tax Obligation/General – 2.4% (1.6% of Total Investments)
250	Durham County, North Carolina, General Obligation Bonds, Series 2000, 5.600%, 5/01/15	5/10 at 102.00	AAA	274,458
1,000	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	1,071,840

1,250	Total Tax Obligation/General			1,346,298

	Tax Obligation/Limited – 32.2% (21.7% of Total Investments)
30	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/16	2/13 at 100.00	AA–	32,134
1,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,818,932
	Series 2003G, 5.000%, 6/01/28
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
1,850	5.250%, 6/01/18	6/12 at 101.00	AA+	2,009,118
400	5.250%, 6/01/19	6/12 at 101.00	AA+	434,404
1,325	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/17 –	12/12 at 100.00	AAA	1,433,160
	AMBAC Insured
	Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 – FSA Insured	12/12 at 101.00	AAA	1,087,230
2,025	5.375%, 12/01/16 – FSA Insured	12/12 at 101.00	AAA	2,233,818
715	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AAA	775,982
	College, Series 2004, 5.250%, 4/01/20 – FSA Insured
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/25 –	6/14 at 100.00	AAA	1,454,810
	MBIA Insured
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series	4/14 at 100.00	AAA	2,168,780
	2004B, 5.000%, 4/01/29 – AMBAC Insured
1,270	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	AAA	1,450,226
	5.500%, 7/01/16 – AMBAC Insured
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series
	2004B:
805	5.000%, 6/01/20	6/14 at 100.00	AA+	849,500
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,379,613
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AAA	1,076,860
	FSA Insured

16,930	Total Tax Obligation/Limited			18,204,567

	Transportation – 16.9% (11.4% of Total Investments)
2,035	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.000%, 7/01/34 – MBIA Insured	7/14 at 100.00	AAA	2,125,863
590	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	630,598
	7/01/20 – XLCA Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,000	5.250%, 11/01/15 – FGIC Insured	5/11 at 101.00	Aaa	1,075,760
2,320	5.250%, 11/01/16 – FGIC Insured	5/11 at 101.00	Aaa	2,494,418
2,230	5.250%, 11/01/17 – FGIC Insured	5/11 at 101.00	Aaa	2,390,047
	University of North Carolina, Charlotte, Parking System Revenue Bonds, Series 2002:
270	5.000%, 1/01/20 – MBIA Insured	1/12 at 101.00	Aaa	287,364
500	5.125%, 1/01/27 – MBIA Insured	1/12 at 101.00	Aaa	528,110

8,945	Total Transportation			9,532,160

	U.S. Guaranteed – 8.9% (6.0% of Total Investments) (4)
1,465	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds,	7/11 at 101.00	AA+ (4)	1,578,494
	Series 2001, 5.000%, 7/01/20 (Pre-refunded 7/01/11)
3,200	Wake County, North Carolina, General Obligation School Bonds, Series 2000, 5.400%, 2/01/13	2/10 at 101.50	AAA	3,466,912
	(Pre-refunded 2/01/10)

4,665	Total U.S. Guaranteed			5,045,406

	Utilities – 13.7% (9.2% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	AAA	550,195
	5.250%, 1/01/20 – AMBAC Insured
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/06 at 100.00	AAA	2,504,300
	1993B, 5.500%, 1/01/17 – FGIC Insured
1,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%,	1/10 at 101.00	A3	1,644,810
	1/01/20
250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 –	7/15 at 100.00	AAA	268,408
	FGIC Insured
2,600	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A3	2,775,500
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

7,350	Total Utilities			7,743,213

	Water and Sewer – 14.0% (9.5% of Total Investments)
2,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.250%,	No Opt. Call	AAA	2,773,235
	7/01/13
1,000	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/23 –	6/13 at 100.00	AAA	1,062,590
	MBIA Insured
1,085	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,153,941
	6/01/24
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21	3/14 at 100.00	AAA	1,069,710
1,750	5.000%, 3/01/22	3/14 at 100.00	AAA	1,865,815

7,355	Total Water and Sewer			7,925,291

$ 78,775	Total Investments (cost $80,443,886) – 148.1%			83,763,789

	Other Assets Less Liabilities – 1.4%			804,094

	Preferred Shares, at Liquidation Value – (49.5)%			(28,000,000)

	Net Assets Applicable to Common Shares – 100%			$56,567,883

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $80,438,402.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$3,351,045
Depreciation	(25,658)

Net unrealized appreciation (depreciation) of investments	$3,325,387

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 28, 2006

* Print the name and title of each signing officer under his or her signature.